REVENUE AND EXPENSES (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Total	€ 105,330	€ 102,108
Online Sports Betting [Member]
IfrsStatementLineItems [Line Items]
Total	41,908	44,359
Online Casino Wagering [Member]
IfrsStatementLineItems [Line Items]
Total	63,422	57,709
Others [Member]
IfrsStatementLineItems [Line Items]
Total		€ 40